Earnings Per Share	9 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

Note 3—Earnings Per Share

Earnings per share are computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable for unvested restricted stock, as calculated using the treasury stock method.

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015
Numerator:
Net income available to common shareholders—basic and diluted	$3,783	$6,783	$8,873	$11,358
Denominator:
Weighted average number of common shares outstanding—basic	77,452	61,939	71,076	61,939
Effect of unvested restricted stocks *	—	—	—	—

Weighted average number of common shares outstanding—diluted	77,452	61,939	71,076	61,939

Basic earnings per common share	$0.05	$0.11	$0.12	$0.18
Dilutive earnings per common share	$0.05	$0.11	$0.12	$0.18

*	The effect of unvested restricted stocks rounds in thousands to zero.